Schedule of Assets and Liabilities Measured at Fair Value on Non Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	$ 190,498
Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	169,798
Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	20,700
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	190,498
Fair Value, Inputs, Level 3 | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	169,798
Fair Value, Inputs, Level 3 | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	20,700
Total Losses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	141,006
Total Losses | Goodwill
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	124,106
Total Losses | Intangible Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset fair Value measured on non recurring basis	$ 16,900